Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated November 25, 2024
to each Summary Prospectus
ARK 21Shares Active Bitcoin Futures Strategy ETF (ARKA)
ARK 21Shares Active On-Chain Bitcoin Strategy ETF (ARKC)
each dated October 31, 2023, as previously supplemented

ARK 21Shares Blockchain and Digital Economy Innovation ETF (ARKD)
dated November 6, 2023
ARK 21Shares Active Bitcoin Ethereum Strategy ETF (ARKY)
ARK 21Shares Active Ethereum Futures Strategy ETF (ARKZ)
each dated November 7, 2023, as previously supplemented
(each, a “Fund” and together, the “Funds”)
(each a series of EA Series Trust)
Listed on Cboe BZX, Inc.

Effective immediately, Jad Haj Ali, Senior Associate Portfolio Manager, 21Shares US LLC, serves as a portfolio manager for each Fund and Bart Michalczuk is removed as a portfolio manager for each Fund. All references to Mr. Michalczuk in each Fund’s Summary Prospectus should be disregarded.

If you have any questions, please call (215) 882-9983.
Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated November 25, 2024
to each Prospectus and Statement of Additional Information (“SAI”)
ARK 21Shares Active Bitcoin Futures Strategy ETF (ARKA)
ARK 21Shares Active On-Chain Bitcoin Strategy ETF (ARKC)
each dated October 31, 2023, as previously supplemented
ARK 21Shares Blockchain and Digital Economy Innovation ETF (ARKD)
dated November 6, 2023, as previously supplemented
ARK 21Shares Active Bitcoin Ethereum Strategy ETF (ARKY)
ARK 21Shares Active Ethereum Futures Strategy ETF (ARKZ)
dated November 7, 2023, as previously supplemented
(each, a “Fund” and together, the “Funds”)
(each a series of EA Series Trust)
Listed on Cboe BZX, Inc.

Effective immediately, Jad Haj Ali, Senior Associate Portfolio Manager, 21Shares US LLC, serves as a portfolio manager for each Fund and Bart Michalczuk is removed as a portfolio manager for each Fund. All references to Mr. Michalczuk in each Fund’s Prospectus and SAI should be disregarded.
The following replaces the “Portfolio Managers” section of each Fund’s Prospectus:

Andres Valencia, Vice President of ETP and Trading Operations at 21Shares, and Jad Haj Ali, Senior Associate Portfolio Manager at 21Shares are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Valencia has served as a portfolio manager of the Fund since inception, and Mr. Ali has served as a portfolio manager of the Fund since November 2024.

The following replaces the third paragraph of the “Portfolio Managers” subsection of the “Fund Management” section of each Fund’s Prospectus:

Jad Haj Ali is a Senior Associate Portfolio Manager at 21Shares. A Series 3 holder, Mr. Ali has been a part of the 21Shares’ portfolio management team since January 2023. Prior to joining 21Shares, Mr. Ali gained cryptocurrency trading experience at Token Metrics Ventures where he worked as a quantitative trader beginning in June 2020. Prior to his role at Token Metrics Ventures, Mr. Ali completed his education. Mr. Ali earned a BS in Industrial Engineering from Virginia Tech in 2019 and a MS in Operations Research and Financial Engineering from Columbia University in 2020.

The following replaces the affiliated persons table of the “Investment Sub-Adviser and Investment Sub-Subadviser” subsection of the “Investment Management and Other Services” section of each Fund’s SAI:

The following table summarizes the affiliated persons of the Fund that are also affiliated persons of 21Shares or ARK.

NAME	AFFILIATION WITH FUND	AFFILIATION WITH SUB-ADVISER
Andres Valencia	Portfolio Manager	Portfolio Manager
Jad Haj Ali	Portfolio Manager	Portfolio Manager

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
The following replaces the references to Bart Michalczuk in the“Portfolio Managers” section of each Fund’s SAI:

The following information is applicable to Jad Haj Ali as of November 25, 2024:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

As of November 25, 2024, Mr. Ali did not own shares of a Fund.

If you have any questions, please call (215) 882-9983.
Please retain this Supplement for future reference.

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